Railway concessions (Tables)	12 Months Ended
Dec. 31, 2025
Railway Concessions
Schedule of liabilities related to the concession grant

	Consolidated						Discount rate
	December 31, 2024	Changes in estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	December 31, 2025	December 31, 2025	December 31, 2024	Remaining term of obligations
Payment obligation	1,118	33	106	(56)	140	1,341	7.49% - 11.04%	7.32% - 11.04%	32 years
Infrastructure investment	1,236	10	96	(443)	154	1,053	7.15% - 9.10%	7.43% - 8.12%	7 years
	2,354	43	202	(499)	294	2,394
Current liabilities	467					570
Non-current liabilities	1,887					1,824
Liabilities	2,354					2,394